UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7490

        Nuveen Virginia Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Virginia Premium Income Municipal Fund (NPV)
	February 28, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 4.2% (2.9% of Total Investments)
	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds,
	Series 2005:
$ 1,575	5.250%, 6/01/19	6/15 at 100.00	BBB	$1,655,057
3,850	5.500%, 6/01/26	6/15 at 100.00	BBB	4,094,782

5,425	Total Consumer Staples			5,749,839

	Education and Civic Organizations – 7.0% (4.8% of Total Investments)
1,000	Prince William County Industrial Development Authority, Virginia, Educational Facilities	10/13 at 101.00	A3	1,075,160
	Revenue Bonds, Catholic Diocese of Arlington, Series 2003, 5.500%, 10/01/33
500	Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and	10/09 at 101.00	A3	527,835
	Improvement Bonds, Series 1999, 6.000%, 10/15/28
700	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	12/12 at 101.00	BBB–	749,931
	Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University
	System, Series 2002, 5.375%, 12/01/21
490	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Refunding	7/11 at 100.00	B2	501,069
	Bonds, Series 2001C, 6.850%, 7/15/21
475	The Rector and Visitors of the University of Virginia, General Revenue Bonds, Series 2005,	6/15 at 100.00	AAA	517,194
	5.000%, 6/01/18
2,120	Virginia College Building Authority, Educational Facilities Revenue Bonds, Public Higher	9/11 at 100.00	AA+	2,214,213
	Education Financing Program, Series 2001A, 5.000%, 9/01/26
2,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, Public Higher	No Opt. Call	Aa1	2,155,760
	Education Financing Program, Series 2004B, 5.000%, 9/01/13
1,635	Virginia Commonwealth University, Revenue Bonds, Series 2004A, 5.000%, 5/01/17 –	5/14 at 101.00	AAA	1,773,681
	AMBAC Insured

8,920	Total Education and Civic Organizations			9,514,843

	Health Care – 20.7% (14.2% of Total Investments)
2,000	Albemarle County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Martha	10/12 at 100.00	A2	2,083,880
	Jefferson Hospital, Series 2002, 5.250%, 10/01/35
4,850	Fairfax County Industrial Development Authority, Virginia, Hospital Revenue Refunding Bonds,	No Opt. Call	AA+	5,316,812
	Inova Health System, Series 1993A, 5.000%, 8/15/23
1,250	Fredericksburg Industrial Development Authority, Virginia, Revenue Bonds, MediCorp Health	6/12 at 100.00	A3	1,292,025
	System, Series 2002B, 5.125%, 6/15/33
1,000	Hanover County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Memorial	No Opt. Call	AAA	1,173,840
	Regional Medical Center, Series 1995, 6.375%, 8/15/18 – MBIA Insured
2,300	Harrisonburg Industrial Development Authority, Virginia, Hospital Facilities Revenue Bonds,	8/16 at 100.00	AAA	2,456,331
	Rockingham Memorial Hospital, Series 2006, 5.000%, 8/15/31 – AMBAC Insured
1,500	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	11/12 at 100.00	A–	1,597,830
	System Inc., Series 2002A, 5.600%, 11/15/30
1,500	Henrico County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Bon	No Opt. Call	AAA	1,842,165
	Secours Health System, Series 1996, 6.250%, 8/15/20 – MBIA Insured
1,500	Manassas Industrial Development Authority, Virginia, Hospital Revenue Bonds, Prince William	4/13 at 100.00	A2	1,578,060
	Hospital, Series 2002, 5.250%, 4/01/33
4,750	Medical College of Virginia Hospital Authority, General Revenue Bonds, Series 1998, 5.125%,	7/08 at 102.00	AAA	4,910,027
	7/01/23 – MBIA Insured
3,000	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health	7/12 at 100.00	AAA	3,227,790
	System, Series 2002A, 5.500%, 7/01/19 – MBIA Insured
1,010	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds,	6/16 at 100.00	A3	1,081,225
	MediCorp Health System, Series 2006, 5.250%, 6/15/31
1,425	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds, Winchester	1/17 at 100.00	AA–	1,535,651
	Medical Center, Series 2007, 5.125%, 1/01/31

26,085	Total Health Care			28,095,636

	Housing/Multifamily – 3.5% (2.4% of Total Investments)
1,425	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Revenue	5/10 at 100.00	Aaa	1,545,042
	Bonds, Patrick Henry Apartments, Series 2000, 6.050%, 11/01/32 (Mandatory put 11/01/20)
	(Alternative Minimum Tax)
	Danville Industrial Development Authority, Virginia, Student Housing Revenue Bonds, Collegiate
	Housing Foundation, Averett College, Series 1999A:
500	6.875%, 6/01/20	6/09 at 102.00	N/R	528,350
1,500	7.000%, 6/01/30	6/09 at 102.00	N/R	1,584,870
1,000	Lynchburg Redevelopment and Housing Authority, Virginia, Vistas GNMA Mortgage-Backed Revenue	4/10 at 102.00	AAA	1,044,920
	Bonds, Series 2000A, 6.200%, 1/20/40 (Alternative Minimum Tax)

4,425	Total Housing/Multifamily			4,703,182

	Housing/Single Family – 2.1% (1.5% of Total Investments)
335	Puerto Rico Housing Finance Authority, Mortgage-Backed Securities Program Home Mortgage	6/13 at 100.00	AAA	337,147
	Revenue Bonds, Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)
1,000	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2001H-1, 5.350%,	7/11 at 100.00	AAA	1,040,840
	7/01/31 – MBIA Insured
1,500	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2005C-C2, 4.750%,	1/15 at 100.00	AAA	1,521,000
	10/01/32 (Alternative Minimum Tax)

2,835	Total Housing/Single Family			2,898,987

	Industrials – 1.4% (1.0% of Total Investments)
2,000	Charles County Industrial Development Authority, Virginia, Solid Waste Disposal Facility	No Opt. Call	BBB	2,026,500
	Revenue Refunding Bonds, USA Waste of Virginia Inc., Series 1999, 4.875%, 2/01/09
	(Alternative Minimum Tax)

	Long-Term Care – 2.5% (1.7% of Total Investments)
800	Fairfax County Economic Development Authority, Virginia, Retirement Center Revenue Bonds,	10/16 at 100.00	BBB	819,368
	Greenspring Village, Series 2006A, 4.875%, 10/01/36
1,495	Henrico County Economic Development Authority, Virginia, GNMA Mortgage-Backed Securities	7/09 at 102.00	AAA	1,588,991
	Program Assisted Living Revenue Bonds, Beth Sholom, Series 1999A, 5.900%, 7/20/29
	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue
	Bonds, Westminster Canterbury of Richmond, Series 2006:
100	5.000%, 10/01/27	10/11 at 103.00	BBB–	104,054
800	5.000%, 10/01/35	No Opt. Call	BBB–	826,128

3,195	Total Long-Term Care			3,338,541

	Materials – 1.9% (1.3% of Total Investments)
500	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue	2/08 at 102.00	B2	508,185
	Refunding Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25
	(Alternative Minimum Tax) (5)
1,000	Goochland County Industrial Development Authority, Virginia, Industrial Development Revenue	12/08 at 101.00	B2	1,015,260
	Refunding Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25
	(Alternative Minimum Tax) (5)
1,000	Isle of Wight County Industrial Development Authority, Virginia, Solid Waste Disposal	5/07 at 102.00	BBB	1,022,470
	Facilities Revenue Bonds, Union Camp Corporation, Series 1997, 6.100%, 5/01/27
	(Alternative Minimum Tax)

2,500	Total Materials			2,545,915

	Tax Obligation/General – 25.6% (17.6% of Total Investments)
1,500	Arlington County, Virginia, General Obligation Bonds, Series 2006, 5.000%, 8/01/20	8/16 at 100.00	AAA	1,652,055
	Chesapeake, Virginia, General Obligation Water and Sewerage Bonds, Series 2003B:
1,880	5.000%, 6/01/21	6/13 at 100.00	AA	1,998,572
2,060	5.000%, 6/01/23	6/13 at 100.00	AA	2,184,053
1,355	Harrisonburg, Virginia, General Obligation Bonds, Public Safety and Steam Plant, Series 2002,	7/12 at 101.00	AAA	1,444,118
	5.000%, 7/15/19 – FGIC Insured
1,390	Henrico County, Virginia, General Obligation Bonds, Series 2005, 5.000%, 7/15/16	7/15 at 100.00	AAA	1,525,859
2,105	Loudoun County, Virginia, General Obligation Bonds, Series 2006, 5.000%, 12/01/25	12/16 at 100.00	AAA	2,306,533
105	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2002A,	5/12 at 100.00	AAA	112,086
	5.250%, 5/01/22
1,435	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2005B,	6/15 at 100.00	AAA	1,567,795
	5.000%, 6/01/18
1,185	Lynchburg, Virginia, General Obligation Bonds, Series 2004, 5.000%, 6/01/21	6/14 at 100.00	AA	1,275,570
	Newport News, Virginia, General Obligation Bonds, General Improvement and Water Projects,
	Series 2002A:
2,770	5.000%, 7/01/19	7/13 at 100.00	AA	2,956,421
1,000	5.000%, 7/01/20	7/13 at 100.00	AA	1,067,300
1,350	Newport News, Virginia, General Obligation Bonds, Series 2004C, 5.000%, 5/01/16	5/14 at 101.00	AA	1,468,949
1,400	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 – ACA Insured	6/10 at 100.00	A	1,481,130
1,280	Portsmouth, Virginia, General Obligation Bonds, Series 2005A, 5.000%, 4/01/15 – MBIA Insured	No Opt. Call	AAA	1,399,142
1,480	Richmond, Virginia, General Obligation Bonds, Series 2004A, 5.000%, 7/15/21 – FSA Insured	7/14 at 100.00	AAA	1,595,780
	Richmond, Virginia, General Obligation Bonds, Series 2005A:
1,500	5.000%, 7/15/17 – FSA Insured	7/15 at 100.00	AAA	1,638,675
1,215	5.000%, 7/15/20 – FSA Insured	7/15 at 100.00	AAA	1,321,033
1,430	Roanoke, Virginia, General Obligation Public Improvement Bonds, Series 2002A, 5.000%, 10/01/17	10/12 at 101.00	AA	1,531,730
1,135	Suffolk, Virginia, General Obligation Bonds, Series 2005, 5.000%, 12/01/15	No Opt. Call	Aa2	1,245,084
2,155	Virginia Beach, Virginia, General Obligation Bonds, Series 2003B, 5.000%, 5/01/15	5/13 at 100.00	AA+	2,303,372
1,100	Virginia Beach, Virginia, General Obligation Bonds, Series 2005, 5.000%, 1/15/20	1/16 at 100.00	AA+	1,197,361
1,425	Virginia Beach, Virginia, General Obligation Public Improvement Bonds, Series 2001,	6/11 at 101.00	AA+	1,503,418
	5.000%, 6/01/20

32,255	Total Tax Obligation/General			34,776,036

	Tax Obligation/Limited – 29.8% (20.5% of Total Investments)
	Buena Vista Public Recreational Facilities Authority, Virginia, Lease Revenue Bonds, Golf
	Course Project, Series 2005A:
335	5.250%, 7/15/25 – ACA Insured	7/15 at 100.00	A	359,375
260	5.500%, 7/15/35 – ACA Insured	7/15 at 100.00	A	281,177
1,340	Culpeper Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities	1/15 at 100.00	AAA	1,438,222
	Project, Series 2005, 5.000%, 1/01/20 – MBIA Insured
	Cumberland County, Virginia, Certificates of Participation, Series 1997:
1,075	6.200%, 7/15/12	No Opt. Call	N/R	1,131,040
1,350	6.375%, 7/15/17	No Opt. Call	N/R	1,514,039
1,000	Dinwiddie County Industrial Development Authority, Virginia, Lease Revenue Bonds, Series	2/14 at 100.00	AAA	1,081,850
	2004B, 5.125%, 2/15/16 – MBIA Insured
1,000	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Joint Public	5/16 at 100.00	AA+	1,091,760
	Uses Community Project, Series 2006, 5.000%, 5/15/18
	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Laurel Hill
	Public Facilities Projects, Series 2003:
2,260	5.000%, 6/01/14	6/13 at 101.00	AA+	2,441,297
2,165	5.000%, 6/01/22	6/13 at 101.00	AA+	2,316,117
1,660	Front Royal and Warren County Industrial Development Authority, Virginia, Lease Revenue Bonds,	4/14 at 100.00	AAA	1,778,823
	Series 2004B, 5.000%, 4/01/18 – FSA Insured
1,270	James City County Economic Development Authority, Virginia, Revenue Bonds, County Government	7/15 at 100.00	AA	1,371,829
	Projects, Series 2005, 5.000%, 7/15/19
1,930	Prince William County, Virginia, Certificates of Participation, County Facilities, Series	6/15 at 100.00	Aaa	2,082,933
	2005, 5.000%, 6/01/18 – AMBAC Insured
2,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.000%,	7/12 at 100.00	AAA	2,099,640
	7/01/32 – FSA Insured
2,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	AAA	2,370,900
	7/01/31 (WI/DD, Settling 3/06/07) – AMBAC Insured
5,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	AAA	1,037,300
	0.000%, 7/01/43 – AMBAC Insured
5,875	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C,	No Opt. Call	AAA	2,385,544
	0.000%, 7/01/28 – AMBAC Insured
	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding
	Bonds, Series 2002D:
265	5.250%, 7/01/27	7/12 at 100.00	BBB	280,709
320	5.250%, 7/01/36	7/12 at 100.00	BBB	337,869
1,110	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School	8/13 at 100.00	AAA	1,136,829
	Facilities, Series 2003B, 4.375%, 8/01/20 – AMBAC Insured
1,600	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds,	8/16 at 100.00	AAA	1,738,304
	Virginia Municipal League and Virginia Association of Counties Finance Program, Series 2006A,
	5.000%, 8/01/23 – MBIA Insured
1,400	Virginia Beach Development Authority, Public Facilities Revenue Bonds, Series 2005A,	5/15 at 100.00	AA	1,510,404
	5.000%, 5/01/22
2,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century	2/12 at 100.00	AA+	2,094,920
	College Program, Series 2002A, 5.000%, 2/01/22
2,000	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2000B,	8/10 at 101.00	AA+	2,095,560
	5.000%, 8/01/18
1,625	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2005C,	8/15 at 100.00	AA+	1,770,893
	5.000%, 8/01/17
	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program,
	Series 2000B:
95	5.500%, 5/01/20 – FSA Insured	5/10 at 101.00	AAA	100,845
550	5.500%, 5/01/30 – FSA Insured	5/10 at 101.00	AAA	582,060
1,740	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program, Series	5/11 at 101.00	AA	1,834,343
	2002A, 5.000%, 5/01/19
2,000	Virginia Transportation Board, Transportation Revenue Bonds, U.S. Route 58 Corridor	5/14 at 100.00	AA+	2,165,560
	Development Program, Series 2004B, 5.000%, 5/15/15

45,225	Total Tax Obligation/Limited			40,430,142

	Transportation – 13.2% (9.1% of Total Investments)
1,440	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2006,	10/16 at 100.00	AAA	1,527,797
	5.000%, 10/01/36 – FGIC Insured (Alternative Minimum Tax)
4,000	Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series 2001A, 5.125%, 7/01/31 –	7/11 at 100.00	AAA	4,167,479
	FGIC Insured
1,000	Norfolk, Virginia, Parking System Revenue Bonds, Series 2005A, 5.000%, 2/01/23 – MBIA Insured	2/15 at 100.00	AAA	1,074,700
2,500	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series	No Opt. Call	AAA	2,882,800
	2002, 5.250%, 7/15/22 – FGIC Insured
6,065	Virginia Port Authority, Revenue Bonds, Port Authority Facilities, Series 1997, 5.600%,	7/07 at 101.00	AAA	6,157,854
	7/01/27 – MBIA Insured (Alternative Minimum Tax)
2,000	Virginia Resources Authority, Airports Revolving Fund Revenue Bonds, Series 2001A,	2/11 at 100.00	Aa2	2,094,360
	5.250%, 8/01/23

17,005	Total Transportation			17,904,990

	U.S. Guaranteed – 15.2% (10.4% of Total Investments) (4)
3,500	Alexandria Industrial Development Authority, Virginia, Fixed Rate Revenue Bonds, Institute for	10/10 at 101.00	AAA	3,799,005
	Defense Analyses, Series 2000A, 5.900%, 10/01/30 (Pre-refunded 10/01/10) – AMBAC Insured
750	Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series 2002, 5.000%,	No Opt. Call	AAA	844,245
	11/01/24 – FSA Insured (ETM)
	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 2002:
925	5.375%, 4/01/19 (Pre-refunded 4/01/12)	4/12 at 100.00	AAA	998,723
200	5.000%, 4/01/27 (Pre-refunded 4/01/12)	4/12 at 100.00	AAA	212,484
	Greater Richmond Convention Center Authority, Virginia, Hotel Tax Revenue Bonds, Convention
	Center Expansion Project, Series 2000:
600	6.125%, 6/15/25 (Pre-refunded 6/15/10)	6/10 at 101.00	AAA	650,928
2,000	6.125%, 6/15/29 (Pre-refunded 6/15/10)	6/10 at 101.00	AAA	2,169,760
	Loudoun County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Loudoun
	Hospital Center, Series 2002A:
375	6.000%, 6/01/22 (Pre-refunded 6/01/12)	6/12 at 101.00	BBB (4)	418,654
800	6.100%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 101.00	BBB (4)	896,912
755	Metropolitan District of Columbia Airports Authority, Virginia, Airport System Revenue Bonds,	10/07 at 101.00	AA– (4)	770,123
	Series 1997A, 5.375%, 10/01/23 (Pre-refunded 10/01/07)
530	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll	8/08 at 102.00	AAA	554,327
	Road, Series 1998A, 5.500%, 8/15/28 (Pre-refunded 8/15/08)
2,500	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	2,679,300
	5.500%, 10/01/40
	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding
	Bonds, Series 2002D:
735	5.250%, 7/01/27 (Pre-refunded 7/01/12)	7/12 at 100.00	BBB (4)	791,014
880	5.250%, 7/01/36 (Pre-refunded 7/01/12)	7/12 at 100.00	BBB (4)	947,065
1,035	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	1,073,357
	5.750%, 7/01/20 (Pre-refunded 7/01/10)
2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%,	10/10 at 101.00	BBB+ (4)	2,205,240
	10/01/24 (Pre-refunded 10/01/10)
1,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, Hampton University,	4/10 at 101.00	A+ (4)	1,076,870
	Series 2000, 6.000%, 4/01/20 (Pre-refunded 4/01/10)
500	Virginia Resources Authority, Clean Water State Revolving Fund Revenue Bonds, Series 1999,	10/10 at 100.00	AAA	533,725
	5.625%, 10/01/22 (Pre-refunded 10/01/10)

19,085	Total U.S. Guaranteed			20,621,732

	Utilities – 11.6% (8.0% of Total Investments)
	Bristol, Virginia, Utility System Revenue Refunding Bonds, Series 2003:
1,705	5.250%, 7/15/14 – MBIA Insured	7/13 at 100.00	AAA	1,858,348
1,800	5.250%, 7/15/15 – MBIA Insured	7/13 at 100.00	AAA	1,952,946
2,775	5.250%, 7/15/23 – MBIA Insured	7/13 at 100.00	AAA	2,987,926
2,500	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg	10/12 at 100.00	Baa1	2,802,800
	Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)
3,500	Richmond, Virginia, Public Utility Revenue Refunding Bonds, Series 1998A, 5.125%, 1/15/28 –	1/08 at 101.00	AAA	3,569,195
	FGIC Insured
	Richmond, Virginia, Public Utility Revenue Refunding Bonds, Series 2002:
750	5.000%, 1/15/27 – FSA Insured	1/12 at 100.00	AAA	783,600
1,700	5.000%, 1/15/33 – FSA Insured	1/12 at 100.00	AAA	1,776,160

14,730	Total Utilities			15,730,975

	Water and Sewer – 6.7% (4.6% of Total Investments)
	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 2002:
105	5.375%, 4/01/19	4/12 at 100.00	AAA	113,115
800	5.000%, 4/01/27	4/12 at 100.00	AAA	836,496
1,770	Henrico County, Virginia, Water and Sewer System Revenue Refunding Bonds, Series 1999,	5/09 at 102.00	AA+	1,838,711
	5.000%, 5/01/28
1,000	Loudoun County Sanitation Authority, Virginia, Water and Sewerage System Revenue Bonds, Series	1/15 at 100.00	AA+	1,072,600
	2004, 5.000%, 1/01/26
	Norfolk, Virginia, Water Revenue Refunding Bonds, Series 2001:
1,310	5.000%, 11/01/21 – FGIC Insured	11/11 at 100.00	AAA	1,376,404
1,380	5.000%, 11/01/22 – FGIC Insured	11/11 at 100.00	AAA	1,443,632
2,250	Virginia Beach, Virginia, Storm Water Utility Revenue Bonds, Series 2000, 6.000%, 9/01/24	9/10 at 101.00	Aa3	2,435,490

8,615	Total Water and Sewer			9,116,448

$ 192,300	Total Investments (cost $187,632,438) – 145.4%			197,453,766

	Other Assets Less Liabilities – 1.6%			2,185,105

	Preferred Shares, at Liquidation Value – (47.0)%			(63,800,000)

	Net Assets Applicable to Common Shares – 100%			$135,838,871

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	The issuer has received a formal adverse determination from the Internal Revenue Service (the “IRS”)
regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At February 28, 2007, the cost of investments was $187,329,171.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2007, were as follows:

Gross unrealized:
Appreciation	$10,154,174
Depreciation	(29,579)

Net unrealized appreciation (depreciation) of investments	$10,124,595

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Virginia Premium Income Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         April 27, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        April 27, 2007

* Print the name and title of each signing officer under his or her signature.